INCOME TAX EXPENSE (CREDIT) - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carried forwards	$ 66,744	$ 63,022
Depreciation and amortization	11,100	105
Deferred deductible expenses	3,861	3,089
Deferred rents	5,001	0
Others	1,997	0
Sub-total	88,703	66,216
Valuation allowance
Current	(19,415)	(21,054)
Long-term	(69,195)	(45,057)
Sub-total	(88,610)	(66,111)
Total net deferred tax assets	93	105
Deferred tax liabilities
Land use rights	(60,090)	(64,497)
Intangible assets	(505)	(505)
Unrealized capital allowance	(2,211)	(1,348)
Total deferred tax liabilities	$ (62,806)	$ (66,350)